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     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

              CREDIT SUISSE WARBURG PINCUS AGGRESSIVE GROWTH FUND

Effective July 2, 2001, the fund was renamed "Credit Suisse Warburg Pincus Growth Fund, Inc." This name change identifies more accurately the investment style of the fund.

Dated: July 3, 2001                                                      16-0701
                                                                             for
                                                                           WPAGF
                                                                           ADAGF